Nuveen Exchange-Traded Funds
Providing tax-free income to help you live your dreams

GEORGIA PREMIUM INCOME (NPG)
MARYLAND PREMIUM INCOME (NMY)
NORTH CAROLINA PREMIUM INCOME (NNC)
VIRGINIA PREMIUM INCOME (NPV)

SEMIANNUAL REPORT/NOVEMBER 30, 1996

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
 10  Fund performance
 12  Commonly used terms
 14  Shareholder meeting report
 15  Portfolio of investments
 37  Statement of net assets
 38  Statement of operations
 39  Statement of changes in net assets
 41  Notes to financial statements
 48  Financial highlights

Dear
shareholder

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of head shot of Chairman and Chief Executive
Officer of Nuveen.

As we begin a new year, I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of investment-grade quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve the infrastructure of the states where you live, your investment has several benefits: As you support the publicly funded projects that enhance your communities, you also benefit from the credit strength of these communities and receive income that is exempt from both federal and state income taxes.

  As of November 30, 1996, investors in the Georgia, Maryland, North Carolina, and Virginia funds were receiving annual tax-free yields that ranged from 5.64% to 5.98%. When federal and state income taxes are taken into account, these yields equal taxable rates of between 9.40% to 9.88%--further demonstrating the attractiveness of these funds. In addition to providing highly attractive levels of tax-free income, these funds have also continued to generate strong price appreciation relative to similar funds. During the past few years, as market declines were followed by rebounds, share price appreciation for these funds lagged the market. With net asset values appreciating more quickly, shares began to trade at a discount. In 1996, we saw both share prices and net asset values improve. Each of these funds has seen an increase over its share price of 12 months ago; for some funds, the share price increase was substantial. Over the past 12 months, these funds posted total returns on net asset value of 5.85% to 6.90%, equivalent to taxable total returns of 9.59% to 10.72%.

  This performance is especially encouraging in light of a bond market that essentially ended the year where it began. The current economy reflects a combination of factors that traditionally bode well for the bond market. Yields remain attractive, and the economy continues to expand at a moderate pace. We believe that the funds covered in this report are positioned to perform well in changing markets due to both Nuveen's prudent use of leverage--which helps moderate volatility in the event of a rising interest rate environment, and enhances income in periods of falling rates--as well as our conservative dividend policy. By setting dividends at levels that are expected to remain stable for at least six months, Nuveen can effectively smooth out periods of market fluctuation, enabling investors to depend on their tax-free dividends with confidence.

  Nuveen continues to meet the challenge of our investors' expanding needs for capital preservation, current income, and future growth. In November, we introduced the Nuveen Growth and Income Stock Fund, the first of three equity-based mutual funds designed to provide a complement to our current municipal bond funds.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen has acquired Flagship Resources Inc., a highly regarded fixed-income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We are currently in the process of combining our tax-exempt mutual fund activities, which will result in the broadest selection of municipal bond funds available in the U.S.

  We are excited about these recent developments, and we are pleased to be bringing our investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

January 15, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, talks about 1996's municipal bond market and offers insights into factors that affected performance

How would you categorize the municipal market over the past 12 months?

Over the past year, the bond market--despite some fluctuations--has been relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, 1996's bond market finished the year unchanged, rebounding from a mid-year decline.

  Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. Throughout the year, the municipal market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

  A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, the economy continues to moderate, as evidenced by the lack of price pressure at the consumer and producer levels, steady employment statistics, low labor costs, and a stable money supply.

What principal factors affected the bond market--and Nuveen funds--in 1996?

In 1996, the continued euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into stock-based mutual funds, bypassing the bond market. Some investors, concerned about an eventual correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. Both of these events affected demand for bond issues of all types.

  Although they were the focus of much specula tion, interest rates, a key factor affecting bond market performance, were relatively stable in 1996 compared with the two previous years. Over the past 12 months, the yield on the 30-year Treasury bond, which serves as a benchmark for long-term interest rates, operated within a range of 130 basis points, compared with ranges exceeding 200 basis points in both 1994 and 1995. In 1994 and into early 1995, the Federal Reserve made an unprecedented series of moves to tighten interest rates; the result was the worst bond market in recent history. As 1995 progressed, the Fed reacted to low inflation statistics by easing rates, and the bond market rallied. In 1996, constant conjectures about the Fed's next interest rate move--as well as worries about the potential return of inflation and uncertainty over the direction of the economy--caused numerous fits and starts in the bond market. Adding to the general concern in the pre-election months was the debate about the flat tax and its effect on tax-free investments such as municipal bonds. As the election settled that question and the Fed continued to stand pat on interest rates, the bond market enjoyed a resurgence of confidence in the post-election period, making up much of the ground it had lost during the summer doldrums.

Has Nuveen continued to follow a value investing approach during this period?

Yes. At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction that concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market. We continue to believe that this approach is the best investment strategy for the funds we manage.

  Successful value investing depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds--information that may go beyond that used by the market as a whole. That's where our award-winning Research Department excels. To find the municipal bonds we consider for our portfolios, Nuveen Research uses its special insights to help portfolio managers target bonds that may be upgraded, which results in a higher level of quality and safety in the portfolios, as well as bonds that are anticipated to increase in value as the result of factors as yet unrecognized by the investment community in general.

  We continue to be committed to maintaining Nuveen's tradition of value investing and prudent management, with a focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this will contribute to many more years of investment success for our fund shareholders.

What is the status of bond calls in these Nuveen portfolios?

The funds covered in this report have virtually no call exposure. It is important to understand that the bond market has dealt with the issue of bond calls and pre-refundings for years. Although this has put some pressure on the dividends of our older funds (those issued before 1991), all of our funds have performed very well through this period.

  In addition to this strong call protection, shareholders in these funds continue to enjoy attractive dividends, with each fund reporting one or more dividend increases during the past 12 months. This positive trend in dividend payment can be traced to the leveraged structure of these funds, which enables them to invest the proceeds from the sale of short-term preferred shares in the purchase of additional long-term bonds, thereby increasing the portfolio's income stream to the benefit of shareholders.

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NPG

Shareholders continue to benefit from the fund's conservatively leveraged structure. In February 1996, the fund's monthly tax-free dividend was increased. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     12/13/95    $0.0610
      1/10/96    $0.0610
      2/13/96    $0.0635
      3/13/96    $0.0635
      4/11/96    $0.0635
      5/13/96    $0.0635
      6/12/96    $0.0635
      7/11/96    $0.0635
      8/13/96    $0.0635
      9/11/96    $0.0635
     10/10/96    $0.0635
     11/13/96    $0.0635


  FUND HIGHLIGHTS 11/30/96


   Yield                                      5.64%
   Taxable-equivalent yield                   9.40%
   Annual total return on NAV                 5.85%
   Taxable-equivalent total return            9.59%
   Share price                               $13.50
   NAV                                       $13.85

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
NMY

Shareholders continue to benefit from the fund's conservatively leveraged structure. The fund's monthly tax-free dividend was increased in November 1996.
In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     12/13/95    $0.0615
      1/10/96    $0.0615
      2/13/96    $0.0615
      3/13/96    $0.0615
      4/11/96    $0.0615
      5/13/96    $0.0615
      6/12/96    $0.0615
      7/11/96    $0.0615
      8/13/96    $0.0615
      9/11/96    $0.0615
     10/10/96    $0.0615
     11/13/96    $0.0640


  FUND HIGHLIGHTS 11/30/96


   Yield                                      5.80%
   Taxable-equivalent yield                   9.51%
   Annual total return on NAV                 6.25%
   Taxable-equivalent total return            9.74%
   Share price                               $13.25
   NAV                                       $14.01

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NNC

The fund's monthly tax-free dividend was increased three times during the 12 months ended November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     12/13/95    $0.0575
      1/10/96    $0.0575
      2/13/96    $0.0600
      3/13/96    $0.0600
      4/11/96    $0.0600
      5/13/96    $0.0600
      6/12/96    $0.0600
      7/11/96    $0.0600
      8/13/96    $0.0630
      9/11/96    $0.0630
     10/10/96    $0.0630
     11/13/96    $0.0660


  FUND HIGHLIGHTS 11/30/96


   Yield                                      5.92%
   Taxable-equivalent yield                  10.03%
   Annual total return on NAV                 6.90%
   Taxable-equivalent total return           10.72%
   Share price                              $13.375
   NAV                                       $13.75

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
NPV

The fund's monthly tax-free dividend was increased three times during the 12 months ended November 1996. Shareholders continue to benefit from the fund's conservatively leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

     12/13/95    $0.0650
      1/10/96    $0.0650
      2/13/96    $0.0660
      3/13/96    $0.0660
      4/11/96    $0.0660
      5/13/96    $0.0660
      6/12/96    $0.0660
      7/11/96    $0.0660
      8/13/96    $0.0670
      9/11/96    $0.0670
     10/10/96    $0.0670
     11/13/96    $0.0685


  FUND HIGHLIGHTS 11/30/96


   Yield                                      5.98%
   Taxable-equivalent yield                   9.88%
   Annual total return on NAV                 6.88%
   Taxable-equivalent total return           10.65%
   Share price                               $13.75
   NAV                                       $14.27

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, November 30, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 40% for GA, 39% for MD, 41% for NC, and 39.5% for VA, based on 1996 incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabili ties. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended November 30, 1996.
Any future repur chases will be reported to shareholders.


SHAREHOLDER MEETING REPORT

On November 21, 1996, the following Nuveen Exchange-Traded Funds held an Annual
Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditorfor the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T. Dean, Anne E. Impellizzeri, Peter R. Sawers, Margaret K. Rosenheim, and Timothy R. Schwertfeger.


                                          NPG            NMY             NNC             NPV


   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                              3,441,777       4,219,489      12,693,409       7,417,894
      Abstain                             21,610          41,478         198,582          52,886
                                       ---------       ---------      ----------       ---------
        Total                          3,463,387       4,260,967      12,891,991       7,470,780
                                       =========       =========      ==========       =========
   Anthony T. Dean
      For                              3,441,777       4,219,489      12,693,409       7,417,706
      Abstain                             21,610          41,478         198,582          53,074
                                       ---------       ---------      ----------       ---------
        Total                          3,463,387       4,260,967      12,891,991       7,470,780
                                       =========       =========      ==========       =========
   Anne E. Impellizzeri
      For                              3,441,777       4,219,489      12,693,409       7,417,894
      Abstain                             21,610          41,478         198,582          52,886
                                       ---------       ---------      ----------       ---------
        Total                          3,463,387       4,260,967      12,891,991       7,470,780
                                       =========       =========      ==========       =========
   Peter R. Sawers
      For                              3,441,777       4,219,489      12,693,409       7,414,894
      Abstain                             21,610          41,478         198,582          52,886
                                       ---------       ---------      ----------       ---------
        Total                          3,463,387       4,260,967      12,891,991       7,467,780
                                       =========       =========      ==========       =========
   Margaret K. Rosenheim
      For                                 N/A             N/A         12,693,409          N/A
      Abstain                             N/A             N/A            198,582          N/A
                                       ---------       ---------      ----------       ---------
        Total                             N/A             N/A         12,891,991          N/A
                                       =========       =========      ==========       =========
   Timothy R. Schwertfeger
      For                                 N/A             N/A         12,693,409          N/A
      Abstain                             N/A             N/A            198,582          N/A
                                       ---------       ---------      ----------       ---------
        Total                             N/A             N/A         12,891,991          N/A
                                       =========       =========      ==========       =========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                              3,427,972       4,222,800      12,693,409       2,127,725
      Against                             11,175           6,510          33,000           4,230
      Abstain                             24,240          31,657         178,582          28,706
                                      ----------      ----------      ----------       ---------
        Total                          3,463,387       4,260,967      12,904,991       2,160,661
                                       =========       =========      ==========       =========


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND (NPG)


  PRINCIPAL                                                                            OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*    PROVISIONS**     VALUE

     $ 2,995,000   Georgia Housing and Finance Authority, Single
                    Family Mortgage Bonds, 1994 Series A (FHA
                    Insured or VAGuaranteed Mortgage Loans),
                    6.500%, 12/01/17 (Alternative Minimum Tax)               AA+     12/04 at 102     $ 3,082,604
         500,000   Georgia Housing and Finance Authority, Single
                    Family Mortgage Bonds, 1996 Series ASubseries
                    A-2, 6.450%, 12/01/27                                    AA+      6/06 at 102         514,735
       1,900,000   Municipal Electric Authority of Georgia, General
                    Power Revenue Bonds, 1992B Series,
                    5.500%, 1/01/18                                          Aaa      1/03 at 100       1,875,395
       3,000,000   Hospital Authority of Albany-Dougherty County,
                    Georgia, Revenue Bonds (Phoebe Putney Memorial
                    Hospital), Series 1993, 5.700%, 9/01/13                  Aaa      9/03 at 102       3,034,680
       3,115,000   City of Albany (Georgia), Sewerage System Revenue
                    Bonds, Series 1992, 6.625%, 7/01/17                      Aaa      7/02 at 102       3,461,949
       1,375,000   City of Atlanta, Georgia, General Obligation School
                    Improvement Bonds, Series 1993, 5.600%, 12/01/18          Aa     12/03 at 102       1,386,536
         500,000   City of Atlanta (Georgia), General Obligation Bonds
                    Public Improvement Bonds, Series 1994A,
                    6.100%, 12/01/19                                          Aa     12/04 at 102         526,190
       1,000,000   City of Atlanta, Georgia Airport Facilities Revenue
                    Refunding Bonds, Series 1994A, 6.500%, 1/01/09           Aaa     No Opt. Call       1,141,160
       1,500,000   City of Atlanta, Airport Facilities Revenue Bonds,
                    Series 1990, 6.250%, 1/01/21 (Alternative
                    Minimum Tax)                                             Aaa      1/01 at 102       1,567,305
       1,000,000   Downtown Development Authority of the City of
                    Atlanta (Georgia), Refunding Revenue Bonds
                    (Underground Atlanta Project), Series 1992,
                    6.250%, 10/01/12                                          Aa     10/02 at 102       1,055,090
                   Urban Residential Finance Authority of the City of
                    Atlanta, Georgia, Dormitory Facility Refunding
                    Revenue Bonds (Morehouse College Project),
                    Series 1995:
       1,210,000    5.750%, 12/01/20                                         Aaa     12/05 at 102       1,237,225
       1,375,000    5.750%, 12/01/25                                         Aaa     12/05 at 102       1,405,938
       3,450,000   City of Atlanta, Georgia, Water and Sewerage
                    Revenue Bonds, Series 1993, 5.000%, 1/01/15               A1      1/04 at 102       3,289,851
`      3,000,000   Development Authority of Burke County, Pollution
                    Control Revenue Refunding Bonds (Oglethorpe
                    Power Corporation Vogtle Project), Series 1992,
                    7.700%, 1/01/06                                          Aaa      1/03 at 103       3,535,020
       2,000,000   Clayton County Housing Authority, Multifamily
                    Housing Revenue Bonds, Spring Lake Apartments
                    Project, 8.125%, 12/01/05 (Mandatory
                    put 12/01/97)                                           Baa1     No Opt. Call       2,037,360



       PRINCIPAL                                                                        OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                             RATINGS*     PROVISIONS**      VALUE


     $ 1,145,000   Housing Authority of Clayton County (Georgia),
                    Multifamily Housing Revenue Bonds, Series 1995
                    (The Advantages Project), 5.800%, 12/01/20               AAA     12/05 at 102     $ 1,154,263
       1,250,000   Cobb-Marietta Coliseum and Exhibit Hall Authority
                    (Georgia), Revenue Refunding Bonds, Series 1993,
                    5.500%, 10/01/12                                         Aaa     No Opt. Call       1,287,988
       1,000,000   The Medical Center Hospital Authority (Columbus,
                    Georgia), Revenue Anticipation Certificates, Series
                    1979, 7.750%, 7/01/10                                    AAA     No Opt. Call       1,210,720
       1,555,000   Development Authority of DeKalb County Revenue
                    Bonds (Emory University Project), Series 1994-A,
                    6.000%, 10/01/14                                         Aa1     10/04 at 102       1,633,232
       3,400,000   Housing Authority of the County of DeKalb,
                    Georgia, Multifamily Housing Revenue Bonds
                    (The Lakes at Indian Creek Apartments Project),
                    Series 1994, 7.150%, 1/01/25 (Alternative
                    Minimum Tax)                                             Aaa      1/05 at 102       3,597,506
       1,000,000   Housing Authority of the City of Decatur Mortgage
                    Revenue Refunding Bonds, Series 1992A (FHA
                    Insured Mortgage Loan-Park Trace Apartments,
                    Section 8 Assisted Project), 6.450%, 7/01/25             Aaa      7/02 at 102       1,028,880
       2,000,000   Douglasville-Douglas County Water and Sewer
                    Authority (Georgia), Water and Sewerage Revenue
                    Bonds, Series 1993, 5.625%, 6/01/15                      Aaa     No Opt. Call       2,099,020
       2,900,000   Downtown Savannah Authority, Refunding Revenue
                    Bonds, Chatham County Projects, Series 1993A,
                    5.000%, 1/01/11                                           Aa      1/03 at 102       2,846,698
       3,000,000   Floyd County, Water Revenue Bonds, Series 1993,
                    5.100%, 11/01/13                                         Aaa     11/03 at 102       2,921,940
       2,000,000   Fulce Hospital Authority, Revenue Anticipation
                    Certificates (Georgia Baptist Health Care System
                    Project), Series 1992A, 6.375%, 9/01/22                 Baa1      9/02 at 102       2,006,420
       3,000,000   Housing Authority of Fulton County, Georgia,
                    Single Family Mortgage Revenue Bonds (GNMA
                    Mortgage-Backed Securities Program), Series 1995A,
                    6.550%, 3/01/18 (Alternative Minimum Tax)                AAA      3/05 at 102       3,022,320
         500,000   Fulton County School District, General Obligation
                    Refunding Bonds, Series 1991, 6.375%, 5/01/17             Aa     No Opt. Call         570,955
       1,750,000   Fulton County School District (Georgia), General
                    Obligation School Bonds, Series 1993,
                    5.625%, 1/01/21                                           Aa      1/04 at 102       1,758,558
       2,000,000   The Fulton-DeKalb Hospital Authority (Georgia),
                    Revenue Refunding Certificates, Series 1993,
                    5.500%, 1/01/20                                          Aaa      7/03 at 102       1,960,200


         PRINCIPAL                                                                     OPT. CALL         MARKET
         AMOUNT    DESCRIPTION                                              RATINGS*   PROVISIONS**      VALUE


     $ 1,965,000   The Hospital Authority of Hall County and the City
                    of Gainsville, Revenue Anticipation Certificates
                    (Northeast Georgia Healthcare Project), Series
                    1995, 6.000%, 10/01/25                                   Aaa     10/05 at 102     $ 2,046,685
       3,000,000   The Glynn-Brunswick Memorial Hospital Authority
                    Revenue Anticipation Certificates (Southeast
                    Georgia Health Systems Project), Series 1996,
                    5.250%, 8/01/13                                          Aaa      8/06 at 102       2,939,400
       1,500,000   Housing Authority of the City of Marietta, Georgia,
                    Multifamily Housing Revenue Bonds (GNMA
                    Collateralized-Country Oaks Apartments), Series
                    1996, 6.150%, 10/20/26 (Alternative Minimum
                    Tax), (WI)                                               AAA     10/06 at 102       1,507,425
       1,200,000   The Medical Center Hospital Authority Revenue
                    Anticipation Certificates (Columbus Regional
                    Healthcare System, Inc. Project), Series 1995,
                    5.500%, 8/01/15                                          Aaa      8/05 at 102       1,195,740
       1,750,000   Metropolitan Atlanta Rapid Transit Authority
                    (Georgia), Sales Tax Revenue Bonds, Series J,
                    8.000%, 7/01/12 (Pre-refunded to 7/01/98)                Aaa      7/98 at 102       1,891,313
       1,000,000   Metropolitan Atlanta Rapid Transit Authority
                    (Georgia), Sales Tax Revenue Bonds, Refunding
                    Series P, 6.250%, 7/01/20                                Aaa     No Opt. Call       1,126,270
       2,150,000   Metropolitan Atlanta Rapid Transit Authority
                    (Georgia), Sales Tax Revenue Bonds, 2ND Indenture,
                    Series 1993A, 5.125%, 7/01/12                            Aaa      7/03 at 102       2,115,685
       2,000,000   Development Authority of Monroe County (Georgia),
                    Pollution Control Revenue Bonds (Gulf Power
                    Company Plant Scherer Project), First Series 1994,
                    6.300%, 9/01/24                                           A1      9/99 at 102       2,052,920
       1,750,000   Municipal Electric Authority of Georgia, Project
                    One Special Obligation Bonds, Fifth Crossover
                    Series, 6.400%, 1/01/09                                   A+     No Opt. Call       1,924,230
       2,000,000   Private Colleges and Universities Authority Revenue
                    Bonds (Georgia), (Agnes Scott College Project),
                    Series 1993, 5.625%, 6/01/23                              Aa      6/03 at 102       2,010,720
       3,500,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1996 (General Obligation Bonds),
                    5.400%, 7/01/25                                            A  7/06 at 101 1/2       3,383,660
         500,000   Puerto Rico Highway and Transportation Authority,
                    Highway Revenue Bonds (Series W),
                    5.250%, 7/01/20                                            A  7/03 at 101 1/2         473,774
-----------------------------------------------------------------------------------------------------------------
     $76,735,000   Total Investments - (cost $75,553,909) - 99.7%                                      78,917,560
=================------------------------------------------------------------------------------------------------


         PRINCIPAL                                                                      OPT. CALL        MARKET
         AMOUNT    DESCRIPTION                                              RATINGS*    PROVISIONS**     VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.5%
      $  200,000   Burke County Development Authority Pollution
                    Control Revenue Bonds (Georgia Power Company),
                    Series 1996, Variable Rate Demand Bonds,
                    4.100%, 9/01/26+                                      VMIG-1                       $  200,000
         200,000   Hospital Financing Authority, Revenue Bonds,
                    Series 1991 (Georgia Pooled Hospital Loan
                    Program), Variable Rate Demand Bonds,
                    4.000%, 3/01/10+                                      VMIG-1                          200,000
-----------------------------------------------------------------------------------------------------------------
      $  400,000   Total Temporary Investments - 0.5%                                                     400,000
=================------------------------------------------------------------------------------------------------
                   Other-Assets-Less-Liabilities---(0.2%)                                                (136,942)
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                  $79,180,618
=================================================================================================================


                                                                         NUMBER OF     MARKET         MARKET
                       STANDARD & POOR'S                MOODY'S          SECURITIES    VALUE          PERCENT


  SUMMARY OF                         AAA                       Aaa            24      $48,364,027         61%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3            10       15,385,318         20
  PORTFOLIO OF                        A+                        A1             3        7,267,001          9
  INVESTMENTS                      A, A-                 A, A2, A3             2        3,857,434          5
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3             2        4,043,780          5
  TEMPORAR
  INVESTMENTS):
----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       41      $78,917,560         100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND (NMY)

  PRINCIPAL                                                                            OPT. CALL         MARKET
  AMOUNT           DESCRIPTION                                              RATINGS*   PROVISIONS**      VALUE


                   Washington Metropolitan Area Transit Authority
                    (District of Columbia), Gross Revenue Transit
                    Refunding Bonds, Series 1993:
     $ 1,000,000    4.800%, 1/01/04                                          Aaa     No Opt. Call     $ 1,013,450
       2,000,000    6.000%, 7/01/07                                          Aaa     No Opt. Call       2,199,940
       1,500,000    5.250%, 7/01/14                                          Aaa      1/04 at 102       1,490,565
       1,150,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Multi-Family
                    Housing Revenue Bonds (Insured Mortgage Loans),
                    1993 Series B, 6.625%, 5/15/23                            Aa      5/03 at 102       1,207,995
       3,075,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Multi-Family
                    Housing Revenue Bonds (Insured Mortgage Loans),
                    1993 Series D, 6.050%, 5/15/24                            Aa      5/03 at 102       3,138,099
       1,000,000   Community Development Administration,
                    Department of Economic and Community
                    Development, State of Maryland, Multi-Family
                    Revenue Bonds, Series 1985-B (Insured Mortgage
                    Loans), 8.750%, 5/15/05                                   Aa      5/97 at 100       1,014,200
       1,000,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Multi-Family
                    Housing Revenue Bonds (Insured Mortgage Loans),
                    1992 Series A, 6.850%, 5/15/33 (Alternative
                    Minimum Tax)                                              Aa      5/02 at 102       1,044,390
       1,750,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1993 Third Series,
                    4.950%, 4/01/06                                           Aa      4/04 at 102       1,759,503
       1,500,000   Community Development Administration,
                    Department of Economic and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1986 Third Series,
                    7.250%, 4/01/16                                           Aa      4/99 at 100       1,548,855
         945,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1992 Fourth Series,
                    6.800%, 4/01/22 (Alternative Minimum Tax)                 Aa      4/03 at 102         981,383
       1,790,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program, 1994 First Series, 5.900%, 4/01/11               Aa      4/04 at 102       1,835,019


       PRINCIPAL                                                                         OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*     PROVISIONS**      VALUE


     $ 1,000,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1994 Fourth Series,
                    6.450%, 4/01/14                                           Aa      4/04 at 102     $ 1,044,070
       2,650,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1994 Fifth Series, 6.750%, 4/01/26
                    (Alternative Minimum Tax)                                 Aa      4/04 at 102       2,763,314
       1,000,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Single Family
                    Program Bonds, 1989 Third Series, 7.375%, 4/01/26
                    (Alternative Minimum Tax)                                 Aa      4/99 at 102       1,035,930
       4,000,000   Department of Transportation of Maryland, County
                    Transportation Revenue Bonds, Series 1993,
                    4.600%, 12/15/02                                          Aa     No Opt. Call       4,057,880
       4,800,000   Department of Transportation of Maryland,
                    Consolidated Transportation Bonds, Series 1993,
                     4.625%, 9/15/07                                          Aa      9/02 at 102       4,686,096
       2,000,000   Maryland Economic Development Corporation
                    (Health and Mental Hygiene Providers Facilities
                    Acquisition Program), Revenue Bonds, Series
                    1996A, 7.625%, 4/01/21                                   N/R      4/11 at 102       1,930,800
       1,875,000   Maryland Health and Higher Educational Facilities
                    Authority, Revenue Bonds, Good Samaritan
                    Hospital Issue, Series 1993, 5.750%, 7/01/19              A1      7/03 at 102       1,894,500
       2,350,000   Maryland Health and Higher Educational Facilities
                    Authority, Project and Refunding Revenue Bonds,
                    Sinai Hospital of Baltimore Issue, Series 1993,
                    5.500%, 7/01/13                                          Aaa      7/03 at 102       2,371,479
       1,855,000   Maryland Health and Higher Educational Facilities
                    Authority, Refunding Revenue Bonds, Francis Scott
                    Key Medical Center Issue, Series 1993,
                    5.000%, 7/01/13                                          Aaa      7/03 at 102       1,791,021
       3,125,000   Maryland Health and Higher Educational Facilities
                    Authority, Revenue Bonds, Howard County
                    General Hospital Issue, Series 1993, 5.500%, 7/01/25    Baa1      7/03 at 102       2,845,188
       4,415,000   Maryland Stadium Authority, Sports Facilities Lease
                    Revenue Bonds, Series 1989D, 7.500%, 12/15/10
                    (Alternative Minimum Tax)                                 Aa     12/99 at 102       4,860,253
       4,955,000   Maryland Stadium Authority, Sports Facilities Lease
                    Revenue Bonds, Series 1996, 5.750%, 3/01/18              Aaa      3/06 at 101       5,064,258


       PRINCIPAL                                                                        OPT. CALL        MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*    PROVISIONS**     VALUE


                   Maryland Transportation Authority, Special
                    Obligation Revenue Bonds, Baltimore/Washington
                    International Airport Projects, Series 1994-A
                    (Qualified Airport Bonds):
     $ 5,500,000    6.250%, 7/01/14                                          Aaa      7/04 at 102     $ 5,894,955
       2,580,000    6.400%, 7/01/19 (Alternative Minimum Tax)                Aaa      7/04 at 102       2,681,704
       1,500,000   Maryland Transportation Authority, Transportation
                    Facilities Projects, Revenue Bonds, Series 1992,
                    5.750%, 7/01/15                                           A1      7/02 at 100       1,519,545
       3,000,000   Maryland Transportation Authority, Transportation
                    Facilities Projects, Revenue Bonds, Series 1991,
                    6.500%, 7/01/06                                           A1      7/01 at 102       3,315,480
       2,000,000   State of Maryland, General Obligation Bonds, State
                    and Local Facilities Loan of 1993, Third Series
                    (Capital Improvement and Refunding Bonds),
                    4.600%, 7/15/07                                          Aaa  7/03 at 101 1/2       1,968,040
       2,730,000   Anne Arundel County, General Obligation Bonds,
                    Consolidated Water and Sewer Series 1993,
                    Refunding Series, 5.250%, 4/15/12                        AA+      4/03 at 102       2,738,081
       4,000,000   Anne Arundel County, Maryland, Multi-Family
                    Housing Revenue Bonds (Woodside Apartments
                    Project), Series 1994, 7.450%, 12/01/24
                    (Alternative Minimum Tax) (Mandatory
                    put 12/01/03)                                           BBB+     No Opt. Call       4,224,920
       6,000,000   Anne Arundel County, Maryland, Pollution Control
                    Revenue Refunding Bonds (Baltimore Gas and
                    Electric Company Project), Series 1994,
                    6.000%, 4/01/24                                            A      4/04 at 102       6,169,080
       2,000,000   Baltimore County, Maryland, General Obligation
                    Bonds, Baltimore County Pension Funding Bonds,
                    1991 Refunding Series, 6.700%, 7/01/11                   Aaa      7/98 at 102       2,112,940
       2,000,000   Baltimore County, Maryland, General Obligation
                    Bonds, Baltimore County Metropolitan District
                    Bonds (64th Issue), 4.900%, 8/01/11                      Aaa      8/03 at 102       1,950,220
       2,435,000   Baltimore County Revenue Authority, Revenue
                    Refunding Bonds, 1993 Series, 5.375%, 7/01/18              A      7/03 at 102       2,459,886
       1,000,000   City of Baltimore, Maryland (Mayor and City
                    Council of Baltimore), General Obligation Serial
                    Bonds, Consolidated Public Improvement Bonds
                    of 1989 - Series B, 7.150%, 10/15/08                      A1     No Opt. Call       1,191,740
                   City of Baltimore, Maryland (Mayor and City
                    Council of Baltimore), General Obligation
                    Consolidated Public Improvement Refunding
                    Bonds of 1993 - Series D:
       1,130,000    6.000%, 10/15/03                                         Aaa     No Opt. Call       1,240,096
       1,305,000    6.000%, 10/15/05                                         Aaa     No Opt. Call       1,443,369
       1,415,000    6.000%, 10/15/06                                         Aaa     No Opt. Call       1,568,980


       PRINCIPAL                                                                        OPT. CALL          MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*    PROVISIONS**       VALUE


                   Mayor and City Council of Baltimore (City of Baltimore,
                    Maryland), General Obligation Consolidated Public
                    Improvement Refunding Bonds of 1995 - Series A:
     $ 1,200,000    7.375%, 10/15/03                                         Aaa     No Opt. Call     $ 1,407,864
       5,000,000    7.250%, 10/15/04                                         Aaa     No Opt. Call       5,897,750
       1,000,000   City of Baltimore, Maryland (Mayor and City
                    Council of Baltimore), General Obligation Serial
                    Bonds, Consolidated Public Improvement Bonds
                    of 1991 - Series C, 6.375%, 10/15/07                     Aaa     No Opt. Call       1,139,940
       1,750,000   City of Baltimore, Maryland (Mayor and City
                    Council of Baltimore), Project and Refunding
                    Revenue Bonds (Water Projects), Series 1994-A,
                    5.000%, 7/01/24                                          Aaa     No Opt. Call       1,668,170
       2,350,000   Mayor and City Council of Baltimore, Refunding
                    Revenue Bonds (Baltimore City Parking System
                    Facilities), Series 1993, 5.100%, 7/01/13                Aaa      7/03 at 102       2,294,634
       1,000,000   City of Baltimore, Maryland (Mayor and City
                    Council of Baltimore), Project and Refunding
                    Revenue Bonds (Water Projects), Series 1996-A,
                    5.500%, 7/01/26                                          Aaa      7/06 at 101       1,003,770
       3,000,000   Mayor and City Council of Baltimore, Maryland,
                    Project and Refunding Revenue Bonds (Wastewater
                    Projects), Series 1990-A, 6.500%, 7/01/20
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 100       3,235,290
       7,000,000   Calvert County, Maryland, Pollution Control
                    Revenue Refunding Bonds (Baltimore Gas and
                    Electric Company Project), Series 1993,
                    5.550%, 7/15/14                                            A      7/04 at 102       6,995,590
       1,795,000   County Commissioners of Charles County, Maryland
                    Mortgage Revenue Refunding Bonds, Series 1995A
                    (Holly Station IV Townhouses Project FHA
                    Insured Mortgage Loan), 6.450%, 5/01/26                  AAA      5/05 at 102       1,872,365
                   City of Gaithersburg, Maryland, Hospital Facilities
                    Refunding and Improvement Revenue Bonds
                    (Shady Grove Adventist Hospital), Series 1995:
       2,550,000    6.500%, 9/01/12                                          Aaa     No Opt. Call       2,922,657
       6,265,000    5.500%, 9/01/15                                          Aaa      9/05 at 102       6,231,796
                   Howard County, Maryland, Mortgage Revenue
                    Refunding Bonds, Series 1996A (FHA Insured
                    Mortgage Loan-Normandy Woods III Apartments
                    Project):
         700,000    6.000%, 7/01/17                                          AAA      7/06 at 102         715,799
       2,000,000    6.100%, 7/01/25                                          AAA      7/06 at 102       2,036,480


       PRINCIPAL                                                                        OPT. CALL          MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*    PROVISIONS**       VALUE


                   The Maryland-National Capital Park and Planning
                    Commission (Prince George's County, Maryland),
                    General Obligation Bonds, Park Acquisition and
                    Development Bonds, Series M-2:
      $  880,000    5.300%, 7/01/09                                           Aa      7/03 at 102      $  898,515
         800,000    5.300%, 7/01/10                                           Aa      7/03 at 102         811,256
       2,000,000   Housing Opportunities Commission of Montgomery
                    County (Montgomery County, Maryland),
                    Multi-Family Housing Revenue Bonds, 1995
                    Series A, 5.900%, 7/01/15                                 Aa      7/05 at 102       2,042,520
       1,500,000   Housing Opportunities Commission of Montgomery
                    County (Montgomery County, Maryland),
                    Multi-Family Housing Revenue Bonds, 1996
                    Series B, 5.900%, 7/01/26 (WI)                           Aaa      7/06 at 102       1,506,150
       2,000,000   Housing Opportunities Commission of Montgomery
                    County (Montgomery County, Maryland), Single
                    Family Mortgage Revenue Bonds, 1994 Series A,
                    6.600%, 7/01/14                                           Aa      7/04 at 102       2,101,280
         815,000   Housing Opportunities Commission of Montgomery
                    County (Maryland), Single Family Mortgage
                    Revenue Bonds, 1982 Series A, 7.000%, 7/01/14             Aa      7/97 at 100         815,416
       9,600,000   Montgomery County, Maryland, Solid Waste System
                    Revenue Bonds (1993 Series A), 5.875%, 6/01/13
                    (Alternative Minimum Tax)                                Aaa      6/03 at 102       9,924,192
       9,445,000   Morgan State University, Maryland, Academic Fees
                    and Auxiliary Facilities Fees, Revenue Refunding
                    Bonds, 1993 Series, 6.100%, 7/01/20                      Aaa     No Opt. Call      10,448,248
                   Northeast Maryland Waste Disposal Authority,
                    Resource Recovery Revenue Refunding Bonds
                    (Southwest Resource Recovery Facility), Series 1993:
       1,625,000    6.900%, 1/01/00                                          Aaa     No Opt. Call       1,747,850
       3,000,000    7.150%, 1/01/04                                          Aaa     No Opt. Call       3,438,210
       4,675,000    7.200%, 1/01/05                                          Aaa     No Opt. Call       5,453,621
       1,000,000   Prince George's County, Maryland, General
                    Obligation Bonds, Consolidated Public Improvement
                    Bonds, Series 1993, 5.750%, 3/15/09                      Aaa      3/03 at 102       1,047,220
                   Housing Authority of Prince George's County
                    (Maryland), Mortgage Revenue Refunding Bonds,
                    Series 1993A (Cherry Hill Apartments Project):
       1,090,000    5.900%, 9/20/10                                          AAA      9/03 at 102       1,127,703
       1,930,000    6.000%, 9/20/15                                          Aaa      9/03 at 102       1,980,219
       1,000,000   Housing Authority of Prince George's County
                    (Maryland), Mortgage Revenue Refunding Bonds,
                    Series 1993A (GNMA Collateralized-Stevenson
                    Apartments Project), 6.350%, 7/20/20                     AAA      1/03 at 102       1,028,670


       PRINCIPAL                                                                         OPT. CALL        MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*     PROVISIONS**     VALUE


     $ 1,165,000   Housing Authority of Prince George's County
                    (Maryland), GNMA/FNMA Collateralized Single
                    Family Mortgage Revenue Bonds, Series 1994A,
                    6.350%, 6/01/11 (Alternative Minimum Tax)                AAA      6/04 at 102     $ 1,213,045
       1,500,000   Housing Authority of Prince George's County
                    (Maryland), Mortgage Revenue Refunding Bonds,
                    Series 1995A (GNMA Collateralized-Riverview
                    Terrace Apartments Project), 6.700%, 6/20/20             AAA     12/04 at 102       1,598,190
                   Housing Authority of Prince George's County
                    (Maryland), Mortgage Revenue Refunding Bonds,
                    Series 1995A (GNMA Collateralized-Overlook
                    Apartments Project):
       2,000,000    5.700%, 12/20/15                                         AAA     12/05 at 102       2,012,960
       1,670,000    5.750%, 12/20/19                                         AAA     12/05 at 102       1,680,788
       5,000,000   Prince George's County, Maryland, Pollution Control
                    Revenue Refunding Bonds (Potomac Electric
                    Project), 1993 Series, 6.375%, 1/15/23                    A1      1/03 at 102       5,317,600
                   Prince George's County, Maryland, Project and
                    Refunding Revenue Bonds (Dimensions Health
                    Corporation Issue), Series 1994:
       3,000,000    5.375%, 7/01/14                                            A      7/04 at 102       2,936,430
       6,000,000    5.300%, 7/01/24                                            A      7/04 at 102       5,719,980
       5,750,000   Prince George's County, Maryland, Solid Waste
                    Management System Revenue Bonds, Series 1993,
                    5.250%, 6/15/13                                          Aaa      6/03 at 102       5,613,265
       1,510,000   The Mayor and Council of Rockville, Maryland,
                    General Obligation Refunding Bonds of 1993,
                    4.600%, 4/15/03                                          Aa1     No Opt. Call       1,528,664
       1,030,000   The Mayor and Council of Rockville (Maryland),
                    Mortgage Revenue Refunding Bonds, Series 1994A
                    (FHA Insured Mortgage Loan-The Summit
                    Apartments Project), 5.250%, 7/01/09                     Aaa      1/04 at 102       1,032,163
       1,000,000   City of Salisbury, Maryland, Mortgage Revenue
                    Refunding Bonds, Series 1995A (FHA Insured
                    Mortgage Loan-College Lane Apartments Project),
                    6.600%, 12/01/26                                         AAA     12/04 at 102       1,049,250
       3,000,000   University of Maryland System, Auxiliary Facility
                    and Tuition Revenue Bonds, 1993 Refunding
                    Series C, 5.000%, 10/01/10                               AA+     10/03 at 101       2,980,560
       1,780,000   Washington County Sanitary District, Refunding
                    Bonds of 1993, Series F (Guaranteed by the Full
                    Faith and Credit Pledge of the County Commissioners
                    of Washington County), 5.375%, 1/01/15                   Aaa      1/03 at 102       1,763,660


       PRINCIPAL                                                                        OPT. CALL        MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*    PROVISIONS**      VALUE


     $ 1,000,000   Washington Suburban Sanitary District, Maryland
                    (Montgomery and Prince George's Counties,
                    Maryland), Water Supply Bonds of 1988 (Third
                    Series), 7.100%, 12/01/02 (Pre-refunded to 12/01/98)     Aaa     12/98 at 102     $ 1,081,370
                   Washington Suburban Sanitary District, Maryland
                    (Montgomery and Prince George's Counties,
                    Maryland), General Construction Refunding Bonds
                    of 1991 Second Series:
       1,100,000    8.000%, 1/01/02                                          Aa1     No Opt. Call       1,282,281
       1,250,000    6.100%, 1/01/04                                          Aa1      1/02 at 102       1,360,350
       1,115,000   Washington Suburban Sanitary District, Maryland
                    (Montgomery and Prince George's Counties,
                    Maryland), Water Supply Bonds of 1992,
                    6.200%, 6/01/09                                          Aa1      6/02 at 102       1,215,127
       1,000,000   Washington Suburban Sanitary District, Maryland
                    (Montgomery and Prince George's Counties,
                    Maryland), Water Supply Refunding Bonds of
                    1993, 5.250%, 12/01/11                                   Aa1     12/03 at 102       1,003,200
       1,500,000   Washington Suburban Sanitary District, Maryland
                    (Montgomery and Prince George's Counties,
                    Maryland), Sewage Disposal Bonds of 1993,
                    5.375%, 6/01/12                                          Aa1      6/03 at 102       1,508,130
       1,000,000   Puerto Rico Aqueduct and Sewer Authority, Revenue
                    Bonds, Series 1988A, 7.875%, 7/01/17
                    (Pre-refunded to 7/01/98)                                AAA      7/98 at 102       1,082,330
       2,200,000   Puerto Rico Public Buildings Authority, Public
                    Education and Health Facilities Refunding Bonds,
                    Series M, Guaranteed by the Commonwealth of
                    Puerto Rico, 5.750%, 7/01/15                               A  7/03 at 101 1/2       2,206,512
       1,000,000   Puerto Rico Electric Power Authority, Power Revenue
                    Bonds, Series T, 5.500%, 7/01/20                          A-      7/04 at 100         968,510
       1,010,000   Puerto Rico Telephone Authority, Revenue Bonds,
                    Series N, 5.500%, 1/01/22                                 A+  1/03 at 101 1/2       1,011,570
-----------------------------------------------------------------------------------------------------------------
    $212,880,000   Total Investments - (cost $213,562,924) - 98.7%                                    221,016,334
=================------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT TERM
                   MUNICIPAL SECURITIES -0.1%
       $ 300,000   Maryland Health and Higher Educational Facilities
=================   Authority, Kaiser Permanente Revenue Bonds,
                    1995 Series A, Variable Rate Demand Bonds,
                    3.500%, 7/01/15+                                      VMIG-1                          300,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                 2,682,869
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $223,999,203
=================================================================================================================


                                                                        NUMBER OF      MARKET          MARKET
                       STANDARD & POOR'S                  MOODY'S       SECURITIES     VALUE           PERCENT


  SUMMARY OF                         AAA                      Aaa             46     $119,046,636           55%
  RATINGS*                  AA+, AA, AA-        Aa1, Aa, Aa2, Aa3             27       51,262,367           23
  PORTFOLIO OF                        A+                       A1              6       14,250,435            6
  INVESTMENTS                      A, A-                A, A2, A3              7       27,455,988           12
  (EXCLUDING             BBB+, BBB, BBB-    Baal, Baa, Baa2, Baa3              2        7,070,108            3
  TEMPORARY                    Non-rated                Non-rated              1        1,930,800            1
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       89     $221,016,334           100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND (NNC)


  PRINCIPAL                                                                            OPT. CALL        MARKET
  AMOUNT           DESCRIPTION                                              RATINGS*   PROVISIONS**     VALUE


     $ 6,590,000   Board of Governors of The University of North
                    Carolina, University of North Carolina Hospitals
                    at Chapel Hill Revenue Bonds, Series 1996,
                    5.250%, 2/15/26                                           Aa      2/06 at 102     $ 6,355,923
       1,500,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Series 1985-G,
                    5.750%, 12/01/16                                        Baa1  9/03 at 102 1/2       1,449,030
       5,000,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Series 1993-D,
                    5.600%, 1/01/16                                         Baa1      1/03 at 102       4,766,000
         895,000   North Carolina Housing Finance Agency, Single
                    Family Revenue Bonds, Series-M (1985 Resolution),
                    7.850%, 9/01/28 (Alternative Minimum Tax)                 Aa      3/00 at 102         940,842
       3,145,000   North Carolina Housing Finance Agency, Single
                    Family Revenue Bonds, Series V (1985 Resolution),
                    6.800%, 9/01/25 (Alternative Minimum Tax)                 Aa      9/02 at 102       3,273,127
                   North Carolina Housing Finance Agency,
                    Multi-Family Revenue Bonds (1993 FHA Insured
                    Mortgage Loan Resolution), Series 1993:
         650,000    5.800%, 7/01/14                                           Aa      1/03 at 102         654,966
       1,000,000    5.900%, 7/01/26                                           Aa      1/03 at 102       1,002,490
       5,815,000   North Carolina Housing Finance Agency, Single
                    Family Revenue Bonds, Series X (1985 Resolution),
                    6.700%, 9/01/26 (Alternative Minimum Tax)                Aaa      3/04 at 102       6,049,926
       4,220,000   North Carolina Housing Finance Agency, Single
                    Family Revenue Bonds, Series HH (1985
                    Resolution), 6.300%, 3/01/26 (Alternative
                    Minimum Tax)                                              Aa      3/06 at 102       4,311,658
       3,000,000   North Carolina Medical Care Commission, Hospital
                    Revenue Refunding Bonds (Carolina Medicorp
                    Project), Series 1992, 5.500%, 5/01/15                    Aa      5/02 at 102       2,974,140
       1,000,000   North Carolina Medical Care Commission, Hospital
                    Revenue Refunding Bonds (Presbyterian Health
                    Services Corp. Project), Series 1993,
                    5.500%, 10/01/20                                          Aa     10/03 at 102         988,790
         850,000   North Carolina Medical Care Commission Hospital
                    Revenue Refunding Bonds (Memorial Mission
                    Hospital Project), Series 1993, 5.500%, 10/01/18         Aaa     10/03 at 102         834,573
       2,855,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1980,
                    10.500%, 1/01/10                                         Aaa     No Opt. Call       4,031,603
       1,000,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1992,
                    5.750%, 1/01/15                                            A      1/03 at 100         997,160


       PRINCIPAL                                                       OPT. CALL           MARKET
          AMOUNT   DESCRIPTION                                          RATINGS*     PROVISIONS**           VALUE


                   State of North Carolina, State Education Assistance
                    Authority (A Political Subdivision of the State of North
                    Carolina), Guaranteed Student Loan Revenue Bonds, 1995
                    Series A (Subordinate Lien):
     $ 1,000,000    6.050%, 7/01/10 (Alternative Minimum Tax)                  A      7/05 at 102     $ 1,027,880
       2,400,000    6.300%, 7/01/15 (Alternative Minimum Tax)                  A      7/05 at 102       2,477,496
       5,875,000   State of North Carolina, State Education Assistance
                    Authority (A Political Subdivision of the State of
                    North Carolina), Guaranteed Student Loan
                    Revenue Bonds, 1996 Series C (Subordinate Lien),
                    6.350%, 7/01/16 (Alternative Minimum Tax)                  A      7/06 at 102       6,076,806
       1,000,000   City of Asheville, North Carolina, Water System
                    Revenue Bonds, Series 1996, 5.700%, 8/01/25              Aaa      8/06 at 102       1,014,820
       4,250,000   Metropolitan Sewerage District of Buncombe County
                    (North Carolina), Sewerage System Revenue
                    Refunding Bonds, Series 1993A, 5.500%, 7/01/22           Aaa      7/03 at 102       4,223,778
                   The Charlotte-Mecklenburg Hospital Authority
                    (North Carolina), Health Care System Revenue
                    Bonds, Series 1992:
       2,500,000    5.750%, 1/01/12                                           Aa      1/02 at 102       2,536,875
       3,490,000    6.250%, 1/01/20                                           Aa      1/02 at 102       3,630,333
       6,000,000   City of Charlotte, North Carolina, Refunding
                    Certificates of Participation (Convention Facility
                    Project), Series 1993C, 5.250%, 12/01/20                 Aaa     12/03 at 102       5,836,440
       1,000,000   City of Charlotte, North Carolina, Mortgage Revenue
                    Refunding Bonds (FHA Insured Mortgage
                    Loan-Tryon Hills Apartments Project), Series
                    1993A, 5.875%, 1/01/25                                   Aaa      1/03 at 105       1,011,720
       2,180,000   The City of Concord, North Carolina, Certificates
                    of Participation, Series 1996A, 6.125%, 6/01/21          Aaa      6/06 at 102       2,313,176
       3,000,000   Craven Regional Medical Authority, Insured Health
                    Care Facilities Revenue Bonds, Series 1993,
                    5.625%, 10/01/17                                         Aaa     10/03 at 102       2,974,320
       3,725,000   County of Duplin, North Carolina, Certificates of
                    Participation (Law Enforcement Project and Public
                    Schools Project), Series 1993, 5.250%, 8/01/14           Aaa      8/03 at 102       3,676,203
       2,885,000   Local Government Commission of North Carolina,
                    City of Durham, North Carolina, Public
                    Improvement Bonds, Series 1994, 4.800%, 2/01/10          AAA      2/04 at 102       2,804,393
       3,970,000   Durham, North Carolina, Certificates of Participation,
                    Water Utility Improvements, 6.375%, 7/15/12               AA      7/02 at 102       4,164,848
       7,000,000   City of Fayetteville, North Carolina, Public Works
                    Commission Revenue Refunding Bonds, Series
                    1993, 4.750%, 3/01/14                                    Aaa      3/03 at 100       6,474,300
       1,000,000   City of Greensboro, North Carolina, Combined
                    Enterprise System Revenue Bonds, Series 1995A,
                    5.375%, 6/01/19                                          AA-      6/05 at 102         977,030


       PRINCIPAL                                                                         OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*     PROVISIONS**      VALUE


     $ 3,500,000   The Haywood County Industrial Facilities and
                    Pollution Control Financing Authority (North
                    Carolina), Environmental Improvement Revenue
                    Bonds (Champion International Corporation
                    Project), Series 1995A, 5.750%, 12/01/25
                    (Alternative Minimum Tax)                               Baa1     12/05 at 102     $ 3,350,340
       2,000,000   The Haywood County Industrial Facilities and
                    Pollution Control Financing Authority, Variable
                    Rate Demand Pollution Control Refunding
                    Revenue Bonds (Champion International
                    Corporation Project), Series 1995, 6.000%, 3/01/20      Baa1      3/06 at 102       2,000,600
       1,300,000   The Mecklenburg County Industrial Facilities and
                    Pollution Control Financing Authority (North
                    Carolina), Industrial Revenue Refunding Bonds
                    (Fluor Corporation Project), 5.250%, 12/01/09             A+     12/01 at 102       1,305,291
       2,975,000   County of New Hanover, North Carolina Hospital
                    Revenue Bonds (New Hanover Regional Medical
                    Center Project), Series 1993, 4.750%, 10/01/23           Aaa     10/03 at 102       2,646,530
       3,000,000   Orange County, General Obligation School Bonds,
                    Series 1994, 5.500%, 2/01/11                             Aa1      2/05 at 102       3,096,840
       4,485,000   Orange Water and Sewer Authority (North Carolina),
                    Water and Sewer System Revenue and Revenue
                    Refunding Bonds, Series 1993, 5.200%, 7/01/16             Aa      7/03 at 102       4,379,782
       3,500,000   County of Pitt, North Carolina, Pitt County
                    Memorial Hospital Revenue Bonds, Series 1995,
                    5.250%, 12/01/21                                          Aa     12/05 at 102       3,365,775
       2,180,000   County of Union, North Carolina, Enterprise Systems
                    Revenue Bonds, Series 1996, 5.500%, 6/01/21              Aaa      6/06 at 102       2,175,618
       3,235,000   County of Wake, North Carolina, Hospital System
                    Revenue Bonds, Series 1993, 5.125%, 10/01/26             Aaa     10/03 at 102       3,073,768
       3,000,000   The Wake County Industrial Facilities and Pollution
                    Control Financing Authority, Pollution Control
                    Revenue Bonds (Carolina Power and Light
                    Company Project), Adjustable Rate Option Bond,
                    Series 1983, 6.900%, 4/01/09                               A      4/00 at 102       3,236,430
       6,550,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1996 (General Obligation Bonds),
                    5.400%, 7/01/25                                            A  7/06 at 101 1/2       6,332,277
       3,000,000   Puerto Rico Highway and Transportation Authority,
                    Highway Revenue Bonds (Series W),
                    5.250%, 7/01/20                                          Aaa  7/03 at 101 1/2       2,950,050
       2,000,000   Puerto Rico Highway/Transportation Authority
                    Highway Revenue Bonds, Series 1996-Y,
                    5.500%, 7/01/26                                            A  7/06 at 101 1/2       1,958,400
-----------------------------------------------------------------------------------------------------------------
    $129,520,000   Total Investments - (cost $126,638,142) - 98.0%                                    129,722,347
=================------------------------------------------------------------------------------------------------



  PRINCIPAL                                                                          OPT. CALL           MARKET
  AMOUNT           DESCRIPTION                                          RATINGS*     PROVISIONS**        VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
       $ 500,000   The Wake County Industrial Facilities and Pollution
=================   Control Financing Authority, Pollution Control
                    Revenue Bonds (Carolina Power and Light
                    Company Project), Series 1987, Variable Rate
                    Demand Bonds, 4.000%, 3/01/17+ (Alternative
                    Minimum Tax)                                             P-1                       $  500,000
-----------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.6%                                                 2,154,720
-----------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $132,377,067
=================================================================================================================


                                                                         NUMBER OF       MARKET          MARKET
                       STANDARD & POOR'S                   MOODY'S       SECURITIES      VALUE           PERCENT


  SUMMARY OF                         AAA                       Aaa            16     $ 52,091,218             40%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3            15       42,653,419             33
  PORTFOLIO OF                        A+                        A1             1        1,305,291              1
  INVESTMENTS                      A, A-                 A, A2, A3             7       22,106,449             17
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3             4       11,565,970              9
  TEMPORARY
  INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       43     $129,722,347            100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)


NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND (NPV)


  PRINCIPAL                                                                             OPT. CALL          MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*     PROVISIONS**       VALUE


     $ 4,250,000   Metropolitan Washington Airports Authority,
                    Airport System Revenue and Refunding Bonds,
                    Series 1993A, 5.250%, 10/01/22                           Aaa     10/03 at 102     $ 4,106,860
       2,150,000   Metropolitan Washington Airports Authority,
                    Airport System Revenue Bonds, Series 1992A,
                    6.625%, 10/01/19 (Alternative Minimum Tax)               Aaa     10/02 at 102       2,334,814
                   City of Virginia Beach Development Authority
                    (Virginia), Hospital Revenue Bonds (Sentara
                    Bayside Hospital), Series 1991:
       2,000,000    6.600%, 11/01/09                                          Aa     11/01 at 102       2,151,280
       5,000,000    6.300%, 11/01/21                                          Aa     11/01 at 102       5,156,400
         835,000   City of Virginia Beach Development Authority,
                    Multi-Family Housing Mortgage Revenue
                    Refunding Bonds, 1993 Series A (GNMA
                    Collateralized-Pembroke Lake Apartments),
                    6.200%, 6/20/28                                          AAA      6/03 at 102         851,842
       2,000,000   City of Virginia Beach, Virginia, Water and Sewer
                    System Revenue and Refunding Bonds, Series of
                    1993, 5.125%, 2/01/19                                    Aaa      2/04 at 102       1,920,500
       7,035,000   Commonwealth Transportation Board,
                    Commonwealth of Virginia, Transportation
                    Revenue Bonds, Series 1995A (Northern Virginia
                    Transportation District Program), 6.250%, 5/15/17         Aa      5/04 at 101       7,403,282
       5,500,000   Virginia College Building Authority, Educational
                    Facilities Revenue Bonds (University of Richmond
                    Project), Series of 1994, 5.550%, 11/01/19
                    (Mandatory put 11/01/04)                                  Aa     11/04 at 100       5,684,745
       2,750,000   Virginia College Building Authority, Educational
                    Facilities Revenue Bonds (The Washington and Lee
                    University Project), Series of 1994, 5.800%, 1/01/24      Aa      1/04 at 102       2,787,620
       1,380,000   Virginia Education Loan Authority (APolitical
                    Subdivision of the Commonwealth of Virginia),
                    Student Loan Program Revenue Bonds, Series B,
                    5.050%, 9/01/03 (Alternative Minimum Tax)                Aaa     No Opt. Call       1,394,766
       1,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series B,
                    Subseries B-3, 6.750%, 7/01/21 (Alternative
                    Minimum Tax)                                             Aa1      1/02 at 102       1,030,510
       3,240,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series B,
                    Subseries B-5, 6.300%, 1/01/27 (Alternative
                    Minimum Tax)                                             Aa1      1/02 at 102       3,308,332
                   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series B,
                    Subseries B-6:
       4,000,000    6.200%, 7/01/21 (Alternative Minimum Tax)                Aa1      1/02 at 102       4,061,520
       2,945,000    6.250%, 1/01/27 (Alternative Minimum Tax)                Aa1      1/02 at 102       2,998,717



       PRINCIPAL                                                                        OPT. CALL         MARKET
          AMOUNT   DESCRIPTION                                              RATINGS*    PROVISIONS**      VALUE


     $ 5,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Revenue Bonds, 1992
                    Series B, Subseries B-4, 6.550%, 1/01/27
                    (Alternative Minimum Tax)                                Aa1      1/02 at 102     $ 5,121,800
       3,955,000   Virginia Resources Authority, Water and Sewer
                    System Revenue Bonds, 1995 Series A (Sussex
                    County Project), 5.600%, 10/01/25                         AA     10/05 at 102       3,929,451
       1,500,000   Albemarle County Service Authority (Virginia),
                    Water and Sewer System Revenue Refunding Bonds,
                    Series of 1993, 5.750%, 8/01/11                           Aa      8/02 at 102       1,547,220
       1,000,000   Industrial Development Authority of the City of
                    Alexandria, Virginia, Medical Facilities Revenue
                    Refunding Bonds, Alexandria Community
                    Healthcare Group, Series 1993B, 5.500%, 7/01/14          Aaa      7/03 at 102       1,003,000
       1,100,000   Industrial Development Authority of Arlington
                    County, Virginia, Multi-Family Housing Mortgage
                    Revenue Bonds (Arlington Housing Corporation),
                    1995 Series, 5.700%, 7/01/07                               A      7/05 at 102       1,132,549
       1,000,000   Capital Region Airport Commission, Richmond
                    (Virginia), International Airport Projects, Airport
                    Revenue Bonds, Series 1995A, 5.625%, 7/01/25             Aaa      7/05 at 102       1,005,490
       5,250,000   Chesapeake Bay Bridge and Tunnel District, General
                    Resolution Revenue Bonds, Refunding Series 1991,
                    6.375%, 7/01/22 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       5,791,223
       2,000,000   County of Cumberland, Virginia, Certificates of
                    Participation, Series 1994, 5.480%, 7/15/97              N/R     No Opt. Call       2,002,940
       1,500,000   Fairfax County Economic Development Authority
                    (Virginia), Resource Recovery Revenue Bonds,
                    Series 1988-A (Ogden Martin Systems of Fairfax,
                    Inc. Project), 7.750%, 2/01/11 (Alternative
                    Minimum Tax)                                              A1      2/99 at 103       1,621,425
       5,850,000   Industrial Development Authority of Fairfax County,
                    Virginia, Hospital Revenue Refunding Bonds
                    (Inova Health System Hospitals Project), Series
                    1993A, 5.000%, 8/15/23                                    Aa     No Opt. Call       5,430,965
         500,000   Fairfax County (Virginia), Redevelopment and
                    Housing Authority, Mortgage Revenue Refunding
                    Bonds, Series 1993A (FHA Insured Mortgage
                    Loan-Burke Centre Station), 5.750%, 8/01/25              Aaa      8/03 at 102         497,865
       9,965,000   Fairfax County (Virginia), Water Authority, Water
                    Refunding Revenue Bonds, Series 1992,
                    5.750%, 4/01/29                                           Aa      4/02 at 100       9,984,531
       5,060,000   Halifax County Industrial Development Authority
                    (Old Dominion Electric Cooperative),
                    6.350%, 12/01/07 (Alternative Minimum Tax)                A+     12/02 at 102       5,372,455


       PRINCIPAL                                                                     OPT. CALL           MARKET
          AMOUNT   DESCRIPTION                                          RATINGS*     PROVISIONS**        VALUE


     $ 1,500,000   Hampton Roads Sanitation District, Virginia,
                    Wastewater Refunding and Capital Improvement
                    Revenue Bonds, Series 1993, 5.000%, 10/01/23              Aa     10/03 at 102     $ 1,402,290
       5,000,000   Hampton Roads Regional Jail Authority, Regional
                    Jail Facility Revenue Bonds, Series 1996A,
                    5.500%, 7/01/24                                          Aaa      7/06 at 102       4,989,150
       4,445,000   Hampton Redevelopment and Housing Authority
                    Multi-Family Housing Revenue Refunding Bonds,
                    Series 1994 (Chase Hampton II Apartments),
                    7.000%, 7/01/24 (Mandatory put 7/01/04)                 Baa2      7/02 at 104       4,810,912
       4,650,000   Bon Secours Health System Obligated Group
                    Revenue Bonds, Industrial Development Authority
                    of the County of Hanover (Virginia), Hospital
                    Revenue Bonds, Series 1995 (Bon Secours Health
                    System Projects), 5.500%, 8/15/25                        Aaa      8/05 at 102       4,593,363
       3,250,000   Industrial Development Authority of the City of
                    Harrisonburg, Virginia, Hospital Revenue Bonds
                    (Rockingham Memorial Hospital), Series 1993,
                    5.250%, 12/01/22                                         Aaa     12/02 at 102       3,127,443
       1,000,000   Henrico County Industrial Development Authority,
                    Solid Waste Revenue Bonds (Browning Ferris
                    Project), 5.300%, 12/01/11 (Alternative Minimum
                    Tax), (Mandatory put 12/01/05)                             A     12/05 at 100       1,015,670
       1,000,000   Henrico County, Virginia, Water and Sewer System
                    Refunding Revenue Bonds, Series 1992,
                    6.250%, 5/01/13                                          AA-      5/02 at 100       1,042,060
       1,500,000   Henry County Public Service Authority, Water and
                    Sewer Refunding Revenue Bonds, Series 1991,
                    6.250%, 11/15/19                                         Aaa     11/01 at 101       1,588,785
       2,000,000   County of Loudoun, Virginia, General Obligation
                    Public Improvement and Refunding Bonds, Series
                    1993A, 5.500%, 10/01/13                                   Aa     10/03 at 102       2,028,480
       3,000,000   Industrial Development Authority of the Town of
                    Louisa, Virginia, Pollution Control Revenue Bonds
                    (Virginia Electric and Power Company Project),
                    Series 1994, 5.450%, 1/01/24                               A      1/04 at 102       2,954,730
                   Industrial Development Authority of the City of
                    Lynchburg, Virginia, Educational Facilities Revenue
                    Bonds (Randolph-Macon Women's College), Series
                    1993:
       2,940,000    5.875%, 9/01/13                                           A-      9/03 at 102       2,977,808
       3,000,000    5.875%, 9/01/23                                           A-      9/03 at 102       3,022,140


       PRINCIPAL                                                                        OPT. CALL          MARKET
          AMOUNT   DESCRIPTION                                             RATINGS*     PROVISIONS**       VALUE


     $ 2,500,000   Hospital Revenue and Refunding Bonds, Industrial
                    Development Authority of the City of Norfolk,
                    Hospital Revenue and Refunding Bonds (Sentara
                    Hospitals-Norfolk), Series 1994A, 6.500%, 11/01/13        Aa     11/04 at 102     $ 2,682,150
                   City of Norfolk, Virginia, Water Revenue Bonds,
                    Series 1995:
       8,200,000    5.875%, 11/01/20                                         Aaa     11/05 at 102       8,432,552
       1,000,000    5.900%, 11/01/25                                         Aaa     11/05 at 102       1,031,220
       1,500,000   Peninsula Ports Authority of Virginia, Health System
                    Revenue and Refunding Bonds (Riverside Health
                    System Project), Series 1992-A, 6.625%, 7/01/10           Aa      7/02 at 102       1,604,175
       2,500,000   City of Portsmouth, Virginia, General Obligation
                    Bonds, Public Utility Refunding Bonds, Series
                    1993, 5.500%, 8/01/19                                    AA-      8/03 at 102       2,510,900
       3,000,000   Prince William County Park Authority (Virginia),
                    Revenue Bonds, Series 1994, 6.875%, 10/15/16              A-     10/04 at 102       3,274,530
       1,740,000   Prince William County Service Authority (Virginia),
                    Water and Sewer System Refunding Revenue Bonds,
                    Series 1993, 5.000%, 7/01/21                             Aaa      7/03 at 102       1,626,726
       1,700,000   City of Richmond, Virginia, General Obligation
                    Public Improvement Bonds, Series 1993B,
                    5.500%, 7/15/23                                           AA      7/03 at 102       1,686,961
       2,125,000   Richmond Metropolitan Authority (Virginia),
                    Expressway Revenue and Refunding Bonds, Series
                    1992-A, 5.750%, 7/15/22                                  Aaa      7/02 at 100       2,145,655
       3,800,000   County of Roanoke, Virginia, General Obligation
                    Public Improvement and Refunding Bonds, Series
                    1993, 5.000%, 6/01/21                                     Aa      6/03 at 100       3,572,684
       3,000,000   Industrial Development Authority of the City of
                    Roanoke, Virginia, Hospital Revenue Refunding
                    Bonds (Roanoke Memorial Hospitals, Community
                    Hospital of Roanoke Valley, Franklin Memorial
                    Hospital and Saint Albans Psychiatric Hospital
                    Project), Series 1993A, 5.000%, 7/01/24                  Aaa      7/03 at 102       2,782,170
       1,250,000   Industrial Development Authority of Rockingham
                    County, Virginia, Educational Facilities Revenue
                    Bonds (Bridgewater College), Series 1993,
                    6.000%, 10/01/23                                         Baa     10/03 at 102       1,215,000
       6,150,000   Southeastern Public Service Authority of Virginia,
                    Senior Revenue Bonds, Series 1993 (Regional Solid
                    Waste System), 6.000%, 7/01/17 (Alternative
                    Minimum Tax)                                              A-      7/03 at 102       6,192,620
                   Stauton Industrial Development Authority,
                    Educational Facilities Revenue Bonds (Mary
                    Baldwin College):
         210,000    5.700%, 11/01/01                                         N/R     No Opt. Call         212,772
         330,000    5.800%, 11/01/02                                         N/R     No Opt. Call         335,095


       PRINCIPAL                                                                        OPT. CALL          MARKET
          AMOUNT   DESCRIPTION                                             RATINGS*     PROVISIONS**       VALUE


     $ 2,355,000   Suffolk Redevelopment and Housing Authority,
                    Mortgage Revenue Refunding Bonds, Series 1993
                    (FHA Insured Mortgage Loan-Wilson Pines
                    Apartments Section 8 Assisted Project),
                    6.125%, 1/01/23                                          Aaa      1/01 at 100     $ 2,387,193
       4,345,000   Upper Occoquan Sewage Authority (Virginia),
                    Regional Sewerage System Revenue Refunding
                    Bonds, Series of 1993, 5.000%, 7/01/21                   Aaa      1/04 at 102       4,106,937
       2,000,000   City of Winchester, Virginia, General Obligation
                    Public Improvement and Refunding Bonds, Series
                    of 1994, 5.500%, 1/15/14                                  Aa      1/04 at 102       2,029,240
       5,700,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1996 (General Obligation Bonds),
                    5.400%, 7/01/25                                            A  7/06 at 101 1/2       5,510,531
       3,500,000   Puerto Rico Highway and Transportation Authority,
                    Highway Revenue Bonds (Series T),
                    6.500%, 7/01/22 (Pre-refunded to 7/01/02)                AAA  7/02 at 101 1/2       3,932,250
-----------------------------------------------------------------------------------------------------------------
    $177,955,000   Total Investments - (cost $174,079,917) - 97.7%                                    180,456,294
=================------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT TERM
                   MUNICIPAL SECURITIES - 1.1%
     $ 1,000,000   Industrial Development Authority of the County of
                    Henrico, Virginia, Health Facility Revenue Bonds
                    (The Hermitage at Cedarfield), Series 1994,
                    Variable Rate Demand Bonds, 4.150%, 5/01/24+          VMIG-1                        1,000,000
       1,000,000   Peninsula Ports Authority of Virginia, Variable Rate
                    Demand Bonds, 4.200%, 7/01/16+                          A-1+                        1,000,000
-----------------------------------------------------------------------------------------------------------------
     $ 2,000,000   Total Temporary Investments - 1.1%                                                   2,000,000
=================------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities 1.2%                                                   2,253,027
-----------------------------------------------------------------------------------------------------------------
                   Net Assets 100%                                                                   $184,709,321
=================================================================================================================


                                                                          NUMBER OF      MARKET      MARKET
                       STANDARD & POOR'S                    MOODY'S       SECURITIES     VALUE       PERCENT


  SUMMARY OF                         AAA                       Aaa            21     $ 59,649,804         33%
  RATINGS*                  AA+, AA, AA-         Aa1, Aa, Aa2, Aa3            23       79,155,313         45
  PORTFOLIO OF                        A+                        A1             2        6,993,880          4
  INVESTMENTS                      A, A-                 A, A2, A3             8       26,080,578         14
  (EXCLUDING             BBB+, BBB, BBB-     Baal, Baa, Baa2, Baa3             2        6,025,912          3
  TEMPORARY                    Non-rated                 Non-rated             3        2,550,807          1
  INVESTMENTS):
---------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       59     $180,456,294        100%
===============================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)


                                                           NPG           NMY            NNC              NPV


   ASSETS
   Investments in municipal securities, at market
      value (note 1)                                  $78,917,560    $221,016,334    $129,722,347    $180,456,294
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)              400,000         300,000         500,000       2,000,000
   Cash                                                   --              771,909          --              --
   Receivables:
      Interest                                          1,716,326       4,311,579       2,655,426       3,128,280
      Investments sold                                    --              --               96,758          --
   Other assets                                             8,363          16,586          10,024          15,481
                                                      -----------    ------------    ------------    ------------
        Total assets                                   81,042,249     226,416,408     132,984,555     185,600,055
                                                      -----------    ------------    ------------    ------------

   LIABILITIES
   Payable for investments purchased                    1,502,306       1,507,428          --              --
   Accrued expenses:
      Management fees (note 6)                             41,964         117,754          69,897         97,255
      Other                                                77,237         110,925         120,344        201,099
   Preferred share dividends payable                        4,569          19,324           6,413         11,947
   Common share dividends payable                         235,555         661,774         410,834        580,433
                                                      -----------    ------------    ------------    ------------
        Total liabilities                               1,861,631       2,417,205         607,488        890,734
                                                      -----------    ------------    ------------    ------------
   Net assets (note 7)                                $79,180,618    $223,999,203    $132,377,067    $184,709,321
                                                      ===========    ============    ============    ============

   Preferred shares, at liquidation value             $27,800,000    $ 79,100,000    $ 46,800,000    $ 63,800,000
                                                      ===========    ============    ============    ============

   Preferred shares outstanding                             1,112           3,164           1,872           2,552
                                                      ===========    ============    ============    ============

   Common shares outstanding                            3,709,530      10,340,215       6,224,752       8,473,475
                                                      ===========    ============    ============    ============

   Net asset value per Common share outstanding
      (net assets less Preferred shares at
       liquidation value, divided by Common
       shares outstanding)                               $  13.85        $  14.01        $  13.75        $  14.27
                                                      ===========    ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended November 30, 1996
(Unaudited)

                                                                    NPG            NMY            NNC              NPV


   INVESTMENT INCOME
   Tax-exempt interest income (note 1)                           $2,219,075      $ 6,113,122     $3,738,240      $ 5,232,369
                                                                -----------     ------------    -----------     ------------
   Expenses:
      Management fees (note 6)                                      251,450          706,219        418,401          582,284
      Preferred shares--auction fees                                 34,751           98,875         58,500           79,750
      Preferred shares--dividend disbursing agent fees                7,083           12,500          7,083           13,333
      Shareholders' servicing agent fees and expenses                 4,044           16,510          7,943           15,632
      Custodian's fees and expenses                                  19,033           25,687         21,811           24,522
      Trustees' fees and expenses (note 6)                              827            1,684          1,133            1,444
      Professional fees                                               8,162            8,397          8,241            6,890
      Shareholders' reports--printing and mailing expenses           15,697           35,150         17,579           28,480
      Stock exchange listing fees                                     1,765            8,116          8,154            8,203
      Investor relations expense                                      2,693            7,065          4,145            8,388
      Other expenses                                                  8,268            7,680          8,709            9,897
                                                                -----------     ------------    -----------     ------------
        Total expenses                                              353,773          927,883        561,699          778,823
                                                                -----------     ------------    -----------     ------------
          Net investment income                                   1,865,302        5,185,239      3,176,541        4,453,546
                                                                -----------     ------------    -----------     ------------


   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                              (167,380)        (192,258)        24,279            8,766
   Net change in unrealized appreciation or depreciation
      of investments                                              3,320,134        8,324,258      5,940,066        7,698,502
                                                                -----------     ------------    -----------     ------------
          Net gain from investments                               3,152,754        8,132,000      5,964,345        7,707,268
                                                                -----------     ------------    -----------      -----------
   Net increase in net assets from operations                    $5,018,056      $13,317,239     $9,140,886      $12,160,814
                                                                ===========     ============    ===========     ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


                                                                           NPG                                NMY
                                                             Six months ended   Year ended     Six months ended   Year ended
                                                                 11/30/96         5/31/96          11/30/96         5/31/96


   OPERATIONS
   Net investment income                                       $ 1,865,302     $ 3,723,256     $ 5,185,239    $ 10,232,761
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                             (167,380)       (384,227)       (192,258)       (647,854)
   Net change in unrealized appreciation or depreciation
      of investments                                             3,320,134      (1,053,418)      8,324,258        (870,418)
                                                               -----------     -----------    ------------    ------------
        Net increase in net assets from operations               5,018,056       2,285,611      13,317,239       8,714,489
                                                               -----------     -----------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                     (1,413,331)     (2,696,829)     (3,841,392)     (7,628,394)
        Preferred shareholders                                    (450,322)       (896,753)     (1,166,761)     (2,643,435)
                                                               -----------     -----------    ------------    ------------
      Decrease in net assets from distributions
        to shareholders                                         (1,863,653)     (3,593,582)     (5,008,153)    (10,271,829)
                                                               -----------     -----------    ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued to shareholders due
      to reinvestment of distributions                             --              --              --               85,329
                                                               -----------     -----------    ------------    ------------
   Net increase in net assets derived from capital
      share transactions                                           --              --              --               85,329
                                                               -----------     -----------    ------------    ------------
        Net increase (decrease) in net assets                    3,154,403      (1,307,971)      8,309,086      (1,472,011)
   Net assets at beginning of period                            76,026,215      77,334,186     215,690,117     217,162,128
                                                               -----------     -----------    ------------    ------------
   Net assets at end of period                                 $79,180,618     $76,026,215    $223,999,203    $215,690,117
                                                               ===========     ===========    ============    ============
   Balance of undistributed net investment income at
      end of period                                             $  216,945      $  215,296      $  577,203      $  400,117
                                                               ===========     ===========    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                             NNC                               NPV

                                                             Six months ended   Year ended      Six months ended   Year ended
                                                                 11/30/96         5/31/96           11/30/96         5/31/96


   OPERATIONS
   Net investment income                                        $ 3,176,541     $ 6,102,950     $ 4,453,546      $ 8,798,905
   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                24,279        (774,668)          8,766         (196,020)
   Net change in unrealized appreciation or depreciation
      of investments                                              5,940,066      (2,009,109)      7,698,502       (2,074,130)
                                                               ------------    ------------    ------------     ------------
        Net increase in net assets from operations                9,140,886       3,319,173      12,160,814        6,528,755
                                                               ------------    ------------    ------------     ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                                      (2,332,958)     (4,353,544)     (3,397,970)      (6,614,465)
        Preferred shareholders                                     (699,625)     (1,584,092)       (962,141)      (2,137,996)
                                                               ------------    ------------    ------------     ------------
      Decrease in net assets from distributions
        to shareholders                                          (3,032,583)     (5,937,636)     (4,360,111)      (8,752,461)
                                                               ------------    ------------    ------------     ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from shares issued to shareholders due
      to reinvestment of distributions                               72,545          --             259,706         478,269
                                                               ------------    ------------    ------------    ------------
   Net increase in net assets derived from capital
      share transactions                                             72,545          --             259,706         478,269
                                                               ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets                     6,180,848      (2,618,463)      8,060,409      (1,745,437)
   Net assets at beginning of period                            126,196,219     128,814,682     176,648,912     178,394,349
                                                               ------------    ------------    ------------    ------------
   Net assets at end of period                                 $132,377,067    $126,196,219    $184,709,321    $176,648,912
                                                               ============    ============    ============    ============

   Balance of undistributed net investment income at
      end of period                                              $  433,731      $  289,773      $  534,931      $  441,496
                                                               ============    ============    ============    ============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At November 30, 1996, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen North Carolina Premium Income Municipal Fund (NNC) and Nuveen Virginia Premium Income Municipal Fund (NPV). NMY, NNC and NPV are traded on the New York Stock Exchange while NPG is traded on the American Stock Exchange.

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market quotations are
                          readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent.
                          Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          November 30, 1996, NPG and NMY had outstanding purchase commitments of $1,502,306 and $1,507,428, respectively. There were no such purchase commitments in either of the other Funds.

Interest Income           Interest income is determined on the basis of interest
                          accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000 stated
                          value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, at November 30, 1996, were as follows:


                                                          NPG             NMY             NNC             NPV


   Number of shares:
      Series T                                            --              --              --              832
      Series W                                            --             1,404            --             --
      Series Th                                          1,112           1,760           1,872          1,720
                                                         -----           -----           -----          -----
   Total                                                 1,112           3,164           1,872           2,552
                                                         =====           =====           =====           =====


Derivative Financial
Instruments               In October 1994, the Financial Accounting Standards
                          Board (FASB) issued Statement of Financial
                          Accounting Standards No. 119, Disclosure about
                          Derivative Financial Instruments and Fair Value of
                          Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 1996.

Use of Estimates          The preparation of financial statements in conformity
                          with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common shares were as follows:


                                                                        NPG                             NMY

                                                          6 months ended    Year ended      6 months ended    Year ended
                                                              11/30/96         5/31/96        11/30/96         5/31/96


   Shares issued to shareholders due to reinvestment
      of distributions                                          --              --               --              4,866
                                                               =====           =====            =====            =====


                                                                        NNC                             NPV

                                                          6 months ended    Year ended      6 months ended    Year ended
                                                              11/30/96         5/31/96         11/30/96         5/31/96


   Shares issued to shareholders due to reinvestment
      of distributions                                        5,408             --             18,720          33,946
                                                               =====           =====           ======          ======


                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended November 30, 1996, were as follows:


                                                          NPG             NMY             NNC             NPV


   PURCHASES
   Investments in municipal securities                $12,617,983      $7,587,165      $11,068,431     $15,091,460
   Temporary municipal investments                      4,800,000       3,700,000        1,900,000       3,900,000

   SALES AND MATURITIES
   Investments in municipal securities                 10,658,320       6,310,233       13,720,192      10,431,273
   Temporary municipal investments                      5,000,000       3,800,000        3,300,000       6,700,000
                                                      ===========      ==========      ===========     ===========



                          At November 30, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At May 31, 1996, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:


                                                          NPG             NMY             NNC             NPV


   Expiration year:
      2002                                             $ --            $3,164,401      $   10,562      $1,946,517
      2003                                              1,288,994       1,019,929       2,478,557       1,577,464
      2004                                              1,842,885       2,660,424       1,137,399       1,579,895
                                                      -----------     -----------     -----------     -----------
   Total                                               $3,131,879      $6,844,754      $3,626,518      $5,103,876
                                                      ===========     ===========     ===========     ===========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On December 2, 1996, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid December 31, 1996, to shareholders of record on December 15, 1996, as follows:


                                                          NPG             NMY             NNC             NPV


   Dividend per share                                   $.0635          $.0640          $.0660          $.0685
                                                        ======          ======          ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 1996, were as follows:


                                                          NPG             NMY             NNC             NPV


   Gross unrealized:
      Appreciation                                    $3,493,839      $7,624,559      $3,557,360      $6,625,645
      Depreciation                                      (130,188)       (171,149)       (473,155)       (249,268)
                                                      -----------     -----------     -----------     -----------
   Net unrealized appreciation                        $3,363,651      $7,453,410      $3,084,205      $6,376,377
                                                      ==========      ==========      ==========      ==========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH
                          AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   AVERAGE DAILY NET ASSET VALUE                            MANAGEMENT FEE


   For the first $125,000,000                                 .65 of 1%
   For the next $125,000,000                                .6375 of 1
   For the next $250,000,000                                 .625 of 1
   For the next $500,000,000                                .6125 of 1
   For the next $1,000,000,000                                 .6 of 1
   For net assets over $2,000,000,000                       .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS
                          At November 30, 1996, net assets consisted of:


                                                                  NPG             NMY             NNC             NPV


   Preferred shares, $25,000 stated value per share, at

      liquidation value                                       $27,800,000    $ 79,100,000    $ 46,800,000    $ 63,800,000
   Common shares, $.01 par value per share                         37,095         103,402          62,248          84,735
   Paid-in surplus                                             51,235,491     144,195,729      86,131,118     119,109,434
   Balance of undistributed net investment income                 216,945         577,203         433,731         534,931
   Accumulated net realized gain (loss) from investment

      transactions                                             (3,472,564)     (7,430,541)     (4,134,235)     (5,196,156)
   Net unrealized appreciation of investments                   3,363,651       7,453,410       3,084,205       6,376,377
                                                              -----------    ------------    ------------    ------------
      Net assets                                              $79,180,618    $223,999,203    $132,377,067    $184,709,321
                                                              ===========    ============    ============    ============

   Authorized shares:
      Common                                                   Unlimited       Unlimited       Unlimited        Unlimited
      Preferred                                                Unlimited       Unlimited       Unlimited        Unlimited
                                                             ===========    ============    ============     ============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At November 30, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NPG            NMY             NNC              NPV


   Revenue Bonds:
      Health Care Facilities                                14%            13%             23%             16%
      Housing Facilities                                    20             21              13              15
      Water / Sewer Facilities                              15              1               9              20
      Lease Rental Facilities                               --              5              12               1
      Electric Utilities                                     5              1              11              --
      Transportation                                         4             10              --               5
      Educational Facilities                                 8              6               8               9
      Pollution Control Facilities                           7              8               8               5
      Other                                                  6             16               4              10
   General Obligation Bonds                                 17             17               9              13
   Escrowed Bonds                                            4              2               3               6
                                                         -----           -----           -----           -----
                                                           100%           100%            100%            100%
                                                         =====           =====           =====           =====



                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (54% for NPG, 44% for NMY, 33% for NNC and 33% for NPV). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for NPG, 0% for NMY, 100% for NNC and 100% for NPV).

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:



                                                                           Dividends from tax-exempt         Distributions from
                                          Operating performance            net investment income               capital gains

                                                        Net
                                                        realized &
                           Net asset      Net           unrealized
                           value          invest-       gain (loss)            To               To               To             To
                           beginning      ment          from invest-       Common        Preferred           Common      Preferred
                           of period      income        ments        shareholders    shareholders+     shareholders   shareholders+

NPG

6 mos. ended
         11/30/96          $13.000        $ .503       $  .849         $(.381)         $(.121)           $ --             $ --
Year ended 5/31,
         1996              13.350          1.004         (.385)         (.727)          (.242)             --               --
         1995              12.260           .977         1.088          (.728)          (.247)             --               --
         1994              13.960           .775        (1.568)         (.620)          (.135)             --               --
5/20/93 to
         5/31/93           14.050           .001          --             --              --                --               --

NMY

6 mos. ended
         11/30/96          13.210          .502          .783           (.372)          (.113)            --               --
Year ended 5/31,
         1996              13.360          .990         (.146)          (.738)          (.256)            --               --
         1995              12.670          .992          .696           (.738)          (.260)            --               --
         1994              14.130          .890        (1.298)          (.750)          (.160)            --               --
3/18/93 to
         5/31/93           14.050          .069          .073             --              --              --               --


                                                            Per             Total
                           Organization                     Common          invest-
                           and offering                     share           ment
                           costs and                        market          return           Total
                           Preferred share   Net asset      value           on               return on
                           underwriting      value end      end of          market           net asset
                           discounts         of period      period          value**          value**
NPG

6 mos. ended
         11/30/96          $ --              $13.850        $13.500          13.46%           9.60%
Year ended 5/31,
         1996                --               13.000         12.250          12.88            2.81
         1995                --               13.350         11.500          (3.00)          15.78
         1994              (.152)             12.260         12.625         (12.09)          (8.05)
5/20/93 to
         5/31/93           (.091)             13.960         15.000            --             (.64)

NMY

6 mos. ended
         11/30/96            --               14.010         13.250           6.90            8.99
Year ended 5/31,
         1996                --               13.210         12.750          10.22            4.41
         1995                --               13.360         12.250           4.36           12.07
         1994              (.142)             12.670         12.500         (13.62)          (5.39)
3/18/93 to
         5/31/93           (.062)             14.130         15.250           1.67             .57


                                          Ratios/Supplemental data
                                                        Ratio of
                                                        net
                           Net assets     Ratio of      investment
                           end of         expenses      income           Portfolio
                           period (in     to average    to average       turnover
                           thousands)     net assets++  net assets++     rate

NPG

6 mos. ended
         11/30/96          $79,181         .91%*         4.82%*          14%
Year ended 5/31,
         1996               76,026         .91           4.82            14
         1995               77,334         .95           5.01            35
         1994               73,042         .97           3.97            31
5/20/93 to
         5/31/93            49,219        1.61*           .50*           --

NMY

6 mos. ended
         11/30/96          223,999        .85*           4.73*            3
Year ended 5/31,
         1996              215,690        .87            4.68            18
         1995              217,162        .97            4.92            25
         1994              117,506        .92            4.30            19
3/18/93 to
         5/31/93           81,724         .86*           2.74*           --


See notes on page 50.


FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          Dividends from tax-exempt       Distributions from
                                           Operating performance          net investment income             capital gains
                                                      Net
                                                      realized &
                           Net asset      Net         unrealized
                           value          invest-     gain (loss)                To              To               To              To
                           beginning      ment        from invest-           Common       Preferred           Comman       Preferred
                           of period      income      ments            shareholders    shareholders+    shareholders   shareholders+

NNC

6 mos. ended
         11/30/96          $12.770        $ .511      $  .956          $(.375)         $(.112)          $ --             $ --
Year ended 5/31,
         1996               13.190          .982        (.447)          (.700)          (.255)            --               --
         1995               12.340          .966         .849           (.725)          (.240)            --               --
         1994               14.000          .752       (1.535)          (.600)          (.135)            --               --
5/20/93 to
         5/31/93            14.050          .002         .015            --              --               --               --

NPV

6 mos. ended
         11/30/96          13.350          .526        .910            (.402)          (.114)            --               --
Year ended 5/31,
         1996              13.610         1.042       (.265)           (.784)          (.253)            --               --
         1995              12.790         1.037        .844            (.800)          (.261)            --               --
         1994              14.180          .942      (1.255)           (.790)          (.148)            --               --
3/18/93 to
         5/31/93           14.050          .068        .125              --              --              --               --


                                                           Per             Total
                           Organization                    Common          invest-
                           and offering                    share           ment
                           costs and                       market          return           Total
                           Preferred share  Net asset      value           on               return on
                           underwriting     value end      end of          market           net asset
                           discounts        of period      period          value**          value**
NNC

6 mos. ended
         11/30/96          $ --             $13.750        $13.375          8.98%            10.75%
Year ended 5/31,
         1996                --              12.770         12.625          10.13             2.11
         1995                --              13.190         12.125           3.04            13.64
         1994              (.142)            12.340         12.500         (13.81)           (7.79)
5/20/93 to
         5/31/93           (.067)            14.000         15.125             .83            (.36)

NPV

6 mos. ended
         11/30/96            --             14.270         13.750           4.86             10.03
Year ended 5/31,
         1996                --             13.350         13.500          11.04              3.86
         1995                --             13.610         12.875           4.66             13.58
         1994              (.139)           12.790         13.125          (8.35)            (4.58)
3/18/93 to
         5/31/93           (.063)           14.180         15.125            .83               .93


                                          Ratios/Supplemental data
                                                        Ratio of
                                                        net
                           Net assets     Ratio of      investment
                           end of         expenses      income           Portfolio
                           period (in     to average    to average       turnover
                           thousands)     net assets++  net assets++     rate

NNC

6 mos. ended
         11/30/96          $132,377        .87%*          4.93%*           9%
Year ended 5/31,
         1996               126,196        .88            4.75            39
         1995               128,815        .89            4.96            32
         1994               123,181        .93            3.85            19
5/20/93 to
         5/31/93             82,449       1.28*           1.41*           --

NPV

6 mos. ended
         11/30/96          184,709         .86*           4.94*            6
Year ended 5/31,
         1996              176,649         .87            4.92            27
         1995              178,394         .98            5.13            45
         1994              116,904         .93            4.56            28
3/18/93 to
         5/31/93            81,227         .90*           2.70*           --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your investment partner

Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

FSA-2-11.96